UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2008

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  January 6, 2009

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$241,839

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      279  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102     8624 188132.21SH       SOLE                188132.21
ALBERTO-CULVER CO              com              013078100     8291 338290.00SH       SOLE                338290.00
AMETEK INC NEW                 com              031100100     4135 136873.00SH       SOLE                136873.00
ANSYS, INC.                    com              03662q105     3378 121103.00SH       SOLE                121103.00
APOLLO GROUP INC.              com              037604105    11247 146789.00SH       SOLE                146789.00
AUTOMATIC DATA PROCESSING      com              053015103    11167 283858.00SH       SOLE                283858.00
BERKSHIRE HATHAWAY CL B        com              846702074      315    98.00 SH       SOLE                    98.00
CARDINAL HEALTH INC            com              14149y108     4405 127778.00SH       SOLE                127778.00
CINTAS CORP                    com              172908105     5103 219666.00SH       SOLE                219666.00
CISCO SYSTEMS INC              com              17275r102     5124 314356.00SH       SOLE                314356.00
COVANCE INC                    com              222816100     5350 116220.00SH       SOLE                116220.00
CROSSTEX ENERGY L P            com              22765u102       44 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     8031 141868.13SH       SOLE                141868.13
ECOLAB INC                     com              278865100     6750 192031.00SH       SOLE                192031.00
EXXON MOBIL CORP               com              30231g102      953 11937.00 SH       SOLE                 11937.00
FISERV INC                     com              337738108    10094 277550.00SH       SOLE                277550.00
GENERAL ELECTRIC               com              369604103     5186 320113.00SH       SOLE                320113.00
ILLINOIS TOOL WORKS INC        com              452308109     6612 188653.00SH       SOLE                188653.00
INTEL CORP                     com              458140100      210 14314.00 SH       SOLE                 14314.00
JOHNSON & JOHNSON              com              478160104    10555 176424.00SH       SOLE                176424.00
MARSHALL & ILSLEY CORPORATION  com              571837103     4254 311861.00SH       SOLE                311861.00
MEDTRONIC INC                  com              585055106     8919 283856.00SH       SOLE                283856.00
MICROSOFT CORP                 com              594918104     7090 364699.00SH       SOLE                364699.00
NORTHERN TRUST CORP            com              665859104     5198 99689.00 SH       SOLE                 99689.00
OMNICOM GROUP INC              com              681919106     6154 228609.00SH       SOLE                228609.00
ORACLE CORPORATION             com              68389x105     3068 173041.00SH       SOLE                173041.00
PATTERSON COMPANIES            com              703395103     4903 261496.00SH       SOLE                261496.00
PAYCHEX INC                    com              704326107     9029 343574.00SH       SOLE                343574.00
PEPSICO INC                    com              713448108     5536 101080.00SH       SOLE                101080.00
PFIZER INC                     com              717081103      564 31867.00 SH       SOLE                 31867.00
PRIVATEBANCORP INC             com              742962103     5791 178400.00SH       SOLE                178400.00
PROCTER & GAMBLE CO            com              742718109     9496 153602.00SH       SOLE                153602.00
RESMED INC                     com              761152107     7552 201490.00SH       SOLE                201490.00
STARBUCKS CORP                 com              855244109     2101 222050.00SH       SOLE                222050.00
STERICYCLE INC                 com              858912108     6261 120213.00SH       SOLE                120213.00
STRATASYS INC                  com              862685104     3513 326748.00SH       SOLE                326748.00
STRYKER CORP                   com              863667101     5117 128090.00SH       SOLE                128090.00
SYSCO CORPORATION              com              871829107     8398 366098.00SH       SOLE                366098.00
TARGET CORP                    com              87612e106     5765 166959.00SH       SOLE                166959.00
TETON ENERGY CORP              com              881628101       10 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109     6791 275264.00SH       SOLE                275264.00
WATERS CORP                    com              941848103     4365 119086.00SH       SOLE                119086.00
WELLS FARGO & CO               com              949746101     6113 207369.00SH       SOLE                207369.00